Average Annual Total Returns		12 Months Ended	60 Months Ended	86 Months Ended		120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024
Russell 3000 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	13.47%	[1]	12.55%
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	14.15%	[1]	13.10%
A
Prospectus [Line Items]
Average Annual Return, Percent		15.58%	11.27%			10.01%
C
Prospectus [Line Items]
Average Annual Return, Percent		20.20%	11.43%			9.64%
Z
Prospectus [Line Items]
Average Annual Return, Percent		22.67%	12.86%			10.95%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.19%	10.42%			8.59%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.98%	9.80%			8.28%
R6
Prospectus [Line Items]
Average Annual Return, Percent		22.66%	12.87%	12.12%
Performance Inception Date	Oct. 26, 2017

[1]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R6 shares.